Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Cash and cash deposits:
Cash and cash equivalents	¥ 5,867,361	¥ 4,424,462
Time deposits	567,028	642,388
Deposits with stock exchanges and other segregated cash	397,446	447,846
Total cash and cash deposits	6,831,835	5,514,696
Loans and receivables:
Loans receivable (includes ¥2,178,376 and ¥2,531,009 at fair value option)	6,432,492	6,025,008
Receivables from customers (includes ¥50,258 and ¥55,876 at fair value option)	443,129	410,722
Receivables from other than customers	1,116,072	1,030,023
Allowance for credit losses	(16,313)	(16,920)
Total loans and receivables	7,975,380	7,448,833
Collateralized agreements:
Securities purchased under agreements to resell (includes ¥358,711 and ¥304,199 at fair value option)	13,400,635	14,004,757
Securities borrowed	4,426,880	4,658,828
Total collateralized agreements	17,827,515	18,663,585
Trading assets and private equity and debt investments:
Trading assets (includes assets pledged of ¥8,666,326 and ¥10,274,151; includes ¥745,801 and ¥800,182 at fair value option)	24,692,459	22,372,339
Private equity and debt investments (includes ¥28,212 and ¥29,960 at fair value option)	182,695	151,710
Total trading assets and private equity and debt investments	24,875,154	22,524,049
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥546,117 and ¥557,108)	442,280	436,454
Non-trading debt securities (includes ¥226,772 and ¥289,807 at fair value option)	593,272	485,290
Investments in equity securities (includes assets pledged of ¥272 and ¥406)	106,022	98,401
Investments in and advances to affiliated companies (includes assets pledged of ¥7,460 and ¥7,843; includes ¥11,478 and ¥9,409 at fair value option)	516,777	506,389
Other (includes ¥215,854 and ¥269,394 at fair value option)	1,199,465	1,124,473
Total other assets	2,857,816	2,651,007
Total assets	60,367,700	56,802,170
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥630,604 and ¥710,722 at fair value option)	1,221,743	1,117,292
Payables and deposits:
Payables to customers	2,054,893	1,377,222
Payables to other than customers	2,763,954	2,766,112
Deposits received at banks (includes ¥325,570 and ¥319,804 at fair value option)	3,288,093	3,105,581
Total payables and deposits	8,106,940	7,248,915
Collateralized financing:
Securities sold under agreements to repurchase (includes ¥673,648 and ¥567,910 at fair value option)	15,626,425	16,287,758
Securities loaned (includes ¥30,216 and ¥93,927 at fair value option)	2,192,827	1,964,682
Other secured borrowings	368,724	393,420
Total collateralized financing	18,187,976	18,645,860
Trading liabilities (includes ¥nil and ¥951 at fair value option)	13,424,421	11,378,828
Other liabilities (includes ¥54,588 and ¥67,236 at fair value option)	1,410,255	1,456,598
Long-term borrowings (includes ¥6,915,397 and ¥7,500,810 at fair value option)	14,407,706	13,373,678
Total liabilities	56,759,041	53,221,171
Commitments and contingencies
Common stock
No par value share Authorized—6,000,000,000 shares Issued—3,163,562,601 shares Outstanding—2,956,210,965 and 2,933,610,441 shares	594,493	594,493
Additional paid-in capital	681,968	704,877
Retained earnings	1,975,904	1,867,379
Accumulated other comprehensive income	404,405	447,808
Total NHI shareholders' equity before treasury stock	3,656,770	3,614,557
Common stock held in treasury, at cost—207,351,636 and 229,952,160 shares	(171,487)	(143,678)
Total NHI shareholders' equity	3,485,283	3,470,879
Noncontrolling interests	123,376	110,120
Total equity	3,608,659	3,580,999
Total liabilities and equity	60,367,700	56,802,170
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	21,000	14,000
Total cash and cash deposits	21,000	14,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments	1,369,000	1,318,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥546,117 and ¥557,108)	13,000	3,000
Other (includes ¥215,854 and ¥269,394 at fair value option)	304,000	236,000
Total other assets	317,000	239,000
Total assets	1,707,000	1,571,000
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥630,604 and ¥710,722 at fair value option)	87,000	112,000
Collateralized financing:
Trading liabilities (includes ¥nil and ¥951 at fair value option)	1,000	0
Other liabilities (includes ¥54,588 and ¥67,236 at fair value option)	191,000	156,000
Long-term borrowings (includes ¥6,915,397 and ¥7,500,810 at fair value option)	902,000	935,000
Borrowings	989,000	1,047,000
Total liabilities	¥ 1,181,000	¥ 1,203,000